UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment |X| ; Amendment Number: 1

Institutional Investment Manager Filing this Report:

Name:     Heitman Real Estate Securities LLC
Address:  191 North Wacker Drive
          Suite 2500
          Chicago, IL  60606

Form 13F File Number:  28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nancy B. Lynn
Title:    Vice President
Phone:    312-849-4153

Signature, Place and Date of Signing:


/s/ Nancy B. Lynn                   Chicago, IL       11/15/2007
-------------------------------     -------------     ------------------
[Signature]                         [City, State]     [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

028-01190                           Frank Russell Company
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       FIVE (5)

Form 13F Information Table Entry Total: 131

Form 13F Information Table Value Total: 4,374,462

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number      Name

1        028-11931                 Old Mutual (US) Holdings, Inc.

2        028-11581                 Old Mutual Capital, Inc.

3        028-598                   The Penn Mutual Life Insurance Company

4        028-12002                 Heitman LLC

5        028-12003                 KE I LLC

Heitman Real Estate Securities LLC
FORM 13F

30-Sep-07

                                     TITLE OF                VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER                    CLASS        CUSIP    (x1000)    PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE  SHARED   NONE
-----------------------              --------    ---------  --------   -------  ---  ----  -------  --------    ----  ------   ----
Acadia Realty Trust                  COM SH BEN  004239109     46930   1729805  SH         DEFINED  1,4,5      594847        1134958
Acadia Realty Trust                  COM SH BEN  004239109      1664     61327  SH         OTHER    1,2,4,5     61327
Acadia Realty Trust                  COM SH BEN  004239109       765     28200  SH         OTHER    1,3,4,5     28200
AMB Property Corp                    COM         00163T109    156729   2620447  SH         DEFINED  1,4,5      977819        1642628
AMB Property Corp                    COM         00163T109      5139     85914  SH         OTHER    1,2,4,5     85914
AMB Property Corp                    COM         00163T109      2368     39600  SH         OTHER    1,3,4,5     39600
American Financial Realty Trust      COM SH BEN  02607P305      4686    582100  SH         DEFINED  1,4,5                     582100
Avalonbay Communities, Inc.          COM         053484101    195596   1656755  SH         DEFINED  1,4,5      599304        1057451
Avalonbay Communities, Inc.          COM         053484101      6643     56265  SH         OTHER    1,2,4,5     56265
Avalonbay Communities, Inc.          COM         053484101      3058     25900  SH         OTHER    1,3,4,5     25900
Biomed Realty Trust Inc              COM         09063H107     60994   2530871  SH         DEFINED  1,4,5      964288        1566583
Biomed Realty Trust Inc              COM         09063H107      2257     93660  SH         OTHER    1,2,4,5     93660
Biomed Realty Trust Inc              COM         09063H107      1058     43900  SH         OTHER    1,3,4,5     43900
Boston Properties, Inc.              COM         101121101    218407   2102087  SH         DEFINED  1,4,5      760020        1342067
Boston Properties, Inc.              COM         101121101      6415     61741  SH         OTHER    1,2,4,5     61741
Boston Properties, Inc.              COM         101121101      2961     28500  SH         OTHER    1,3,4,5     28500
Brandywine Realty Trust              COM         105368203      5495    217100  SH         DEFINED  1,4,5                     217100
BRE Properties, Inc.                 COM         05564E106     94649   1692273  SH         DEFINED  1,4,5      608605        1083668
BRE Properties, Inc.                 COM         05564E106      3111     55615  SH         OTHER    1,2,4,5     55615
BRE Properties, Inc.                 COM         05564E106      1432     25600  SH         OTHER    1,3,4,5     25600
Camden Property Trust                COM SH BEN  133131102    116634   1815321  SH         DEFINED  1,4,5      647535        1167786
Camden Property Trust                COM SH BEN  133131102      3877     60347  SH         OTHER    1,2,4,5     60347
Camden Property Trust                COM SH BEN  133131102      1786     27800  SH         OTHER    1,3,4,5     27800
CBL & Associates Properties, Inc.    COM         124830100     52165   1488316  SH         DEFINED  1,4,5      590796         897520
CBL & Associates Properties, Inc.    COM         124830100      1854     52900  SH         OTHER    1,2,4,5     52900
CBL & Associates Properties, Inc.    COM         124830100       866     24700  SH         OTHER    1,3,4,5     24700
Cogdell Spencer Inc.                 COM         19238U107      2065    111600  SH         DEFINED  1,4,5                     111600
Colonial Properties Trust            COM         195872106     71468   2083604  SH         DEFINED  1,4,5      634011        1449593
Colonial Properties Trust            COM         195872106      2048     59698  SH         OTHER    1,2,4,5     59698
Colonial Properties Trust            COM         195872106       943     27500  SH         OTHER    1,3,4,5     27500
Corporate Office Properties Trust    COM SH BEN  22002T108     64765   1555725  SH         DEFINED  1,4,5      548722        1007003
Corporate Office Properties Trust    COM SH BEN  22002T108      3427     82332  SH         OTHER    1,2,4,5     82332
Corporate Office Properties Trust    COM SH BEN  22002T108      1582     38000  SH         OTHER    1,3,4,5     38000
DiamondRock Hospitality Company      COM         252784301     55850   3207935  SH         DEFINED  1,4,5     1179064        2028871
DiamondRock Hospitality Company      COM         252784301      2627    150912  SH         OTHER    1,2,4,5    150912
DiamondRock Hospitality Company      COM         252784301      1220     70100  SH         OTHER    1,3,4,5     70100
Digital Realty Trust Inc.            COM         253868103     70749   1796119  SH         DEFINED  1,4,5      688417        1107702
Digital Realty Trust Inc.            COM         253868103      2319     58879  SH         OTHER    1,2,4,5     58879
Digital Realty Trust Inc.            COM         253868103      1071     27200  SH         OTHER    1,3,4,5     27200
Duke Realty Corporation              COM         264411505      2806     83000  SH         DEFINED  1,4,5                      83000
EastGroup Properties, Inc.           COM         277276101       932     20600  SH         DEFINED  1,4,5       20600
Entertainment Properties Trust       COM SH BEN  29380T105     25254    497125  SH         DEFINED  1,4,5       51425         445700
Equity Lifestyle Properties, Inc.    COM         29472R108     24037    464042  SH         DEFINED  1,4,5      119579         344463
Equity Lifestyle Properties, Inc.    COM         29472R108       702     13560  SH         OTHER    1,2,4,5     13560
Equity Lifestyle Properties, Inc.    COM         29472R108       280      5400  SH         OTHER    1,3,4,5      5400
Equity Residential                   COM SH BEN  29476L107     98376   2322384  SH         DEFINED  1,4,5      835437        1486947
Equity Residential                   COM SH BEN  29476L107      3418     80690  SH         OTHER    1,2,4,5     80690
Equity Residential                   COM SH BEN  29476L107      1572     37100  SH         OTHER    1,3,4,5     37100
Extra Space Storage Inc              COM         30225T102      3272    212610  SH         DEFINED  1,4,5                     212610
Federal Realty Investment Trust      COM SHS     313747206    116049   1309809  SH         DEFINED  1,4,5      469583         840226
Federal Realty Investment Trust      COM SHS     313747206      3763     42472  SH         OTHER    1,2,4,5     42472
Federal Realty Investment Trust      COM SHS     313747206      1737     19600  SH         OTHER    1,3,4,5     19600
First Potomac Realty Trust           COM         33610F109      3326    152559  SH         DEFINED  1,4,5                     152559
General Growth Properties, Inc.      COM         370021107    161077   3004055  SH         DEFINED  1,4,5     1059365        1944690
General Growth Properties, Inc.      COM         370021107      5288     98613  SH         OTHER    1,2,4,5     98613
General Growth Properties, Inc.      COM         370021107      2472     46100  SH         OTHER    1,3,4,5     46100
Getty Realty Group                   COM         374297109      2426     89200  SH         DEFINED  1,4,5                      89200
Glimcher Realty Trust                COM         379302102      4559    194000  SH         DEFINED  1,4,5                     194000
GMH Communities Trust                COM SH BEN  36188G102     23317   3008604  SH         DEFINED  1,4,5      820948        2187656
GMH Communities Trust                COM SH BEN  36188G102       557     71814  SH         OTHER    1,2,4,5     71814
GMH Communities Trust                COM SH BEN  36188G102       252     32500  SH         OTHER    1,3,4,5     32500
Health Care REIT Inc.                COM         42217K106     93675   2117429  SH         DEFINED  1,4,5      693224        1424205
Health Care REIT Inc.                COM         42217K106      3064     69259  SH         OTHER    1,2,4,5     69259
Health Care REIT Inc.                COM         42217K106      1411     31900  SH         OTHER    1,3,4,5     31900
Healthcare Realty Trust Inc.         COM         421946104      2740    102760  SH         DEFINED  1,4,5       25960          76800
Highwoods Properties Inc.            COM         431284108     56149   1531193  SH         DEFINED  1,4,5      598029         933164
Highwoods Properties Inc.            COM         431284108      2382     64946  SH         OTHER    1,2,4,5     64946
Highwoods Properties Inc.            COM         431284108      1085     29600  SH         OTHER    1,3,4,5     29600
Hospitality Properties Trust         COM         44106M102      4065    100000  SH         DEFINED  1,4,5                     100000
Host Hotels & Resorts, Inc.          COM         44107P104    219292   9772367  SH         DEFINED  1,4,5     3559778        6212589
Host Hotels & Resorts, Inc.          COM         44107P104      6172    275051  SH         OTHER    1,2,4,5    275051
Host Hotels & Resorts, Inc.          COM         44107P104      2849    126969  SH         OTHER    1,3,4,5    126969
HRPT Properties Trust                COM         40426W101     11219   1134400  SH         DEFINED  1,4,5                    1134400
Kilroy Realty Corp.                  COM         49427F108     64800   1068785  SH         DEFINED  1,4,5      391883         676902
Kilroy Realty Corp.                  COM         49427F108      2199     36271  SH         OTHER    1,2,4,5     36271
Kilroy Realty Corp.                  COM         49427F108      1013     16700  SH         OTHER    1,3,4,5     16700
Kimco Realty Corporation             COM         49446R109    132327   2926934  SH         DEFINED  1,4,5     1019970        1906964
Kimco Realty Corporation             COM         49446R109      4437     98141  SH         OTHER    1,2,4,5     98141
Kimco Realty Corporation             COM         49446R109      2043     45200  SH         OTHER    1,3,4,5     45200
Kite Realty Group Trust              COM         49803T102     44893   2387902  SH         DEFINED  1,4,5      850323        1537579
Kite Realty Group Trust              COM         49803T102      1492     79370  SH         OTHER    1,2,4,5     79370
Kite Realty Group Trust              COM         49803T102       697     37100  SH         OTHER    1,3,4,5     37100
LaSalle Hotel Properties             COM SH BEN  517942108     66291   1575352  SH         DEFINED  1,4,5      577825         997527
LaSalle Hotel Properties             COM SH BEN  517942108      2989     71021  SH         OTHER    1,2,4,5     71021
LaSalle Hotel Properties             COM SH BEN  517942108      1359     32300  SH         OTHER    1,3,4,5     32300
Lexington Corporate Properties Trust COM SHS     529043101      8032    401400  SH         DEFINED  1,4,5                     401400
Liberty Property Trust               COM         531172104      5485    136400  SH         DEFINED  1,4,5                     136400
Mack-Cali Realty Corporation         COM         554489104      1722     41900  SH         DEFINED  1,4,5                      41900
Medical Properties Trust Inc.        COM         58463J304     10110    759000  SH         DEFINED  1,4,5                     759000
National Retail Properties, Inc.     COM         637417106     32499   1333000  SH         DEFINED  1,4,5      125891        1207109
Nationwide Health Properties, Inc.   COM         638620104     97554   3237757  SH         DEFINED  1,4,5     1140712        2097045
Nationwide Health Properties, Inc.   COM         638620104      3316    110073  SH         OTHER    1,2,4,5    110073
Nationwide Health Properties, Inc.   COM         638620104      1525     50600  SH         OTHER    1,3,4,5     50600
Omega Healthcare Investors, Inc.     COM         681936100      2553    164400  SH         DEFINED  1,4,5                     164400
Plum Creek Timber Co Inc.            COM         729251108     52324   1169000  SH         DEFINED  1,4,5       86500        1082500
ProLogis                             COM SHS     743410102    188190   2836329  SH         DEFINED  1,4,5     1020757        1815572
ProLogis                             COM SHS     743410102      6241     94067  SH         OTHER    1,2,4,5     94067
ProLogis                             COM SHS     743410102      2880     43400  SH         OTHER    1,3,4,5     43400
PS Business Parks Inc.               COM         69360J107     27554    484674  SH         DEFINED  1,4,5      186591         298083
PS Business Parks Inc.               COM         69360J107       985     17326  SH         OTHER    1,2,4,5     17326
PS Business Parks Inc.               COM         69360J107       449      7900  SH         OTHER    1,3,4,5      7900
Public Storage, Inc.                 COM         74460D109    182988   2326610  SH         DEFINED  1,4,5      842130        1484480
Public Storage, Inc.                 COM         74460D109      6552     83309  SH         OTHER    1,2,4,5     83309
Public Storage, Inc.                 COM         74460D109      3021     38415  SH         OTHER    1,3,4,5     38415
Realty Income Corp                   COM         756109104      2493     89200  SH         DEFINED  1,4,5                      89200
Regency Centers Corp.                COM         758849103    147901   1927048  SH         DEFINED  1,4,5      689796        1237252
Regency Centers Corp.                COM         758849103      4725     61558  SH         OTHER    1,2,4,5     61558
Regency Centers Corp.                COM         758849103      2180     28400  SH         OTHER    1,3,4,5     28400
Senior Housing Properties Trust      COM SHS     81721M109      9444    428100  SH         DEFINED  1,4,5                     428100
Simon Property Group, Inc.           COM         828806109    368302   3683023  SH         DEFINED  1,4,5     1328772        2354251
Simon Property Group, Inc.           COM         828806109     12177    121772  SH         OTHER    1,2,4,5    121772
Simon Property Group, Inc.           COM         828806109      5540     55400  SH         OTHER    1,3,4,5     55400
SL Green Realty Corp                 COM         78440X101    156858   1343311  SH         DEFINED  1,4,5      498181         845130
SL Green Realty Corp                 COM         78440X101      5142     44036  SH         OTHER    1,2,4,5     44036
SL Green Realty Corp                 COM         78440X101      2370     20300  SH         OTHER    1,3,4,5     20300
Sovran Self Storage, Inc.            COM         84610H108      1838     40100  SH         DEFINED  1,4,5                      40100
Sun Communities, Inc.                COM         866674104      1961     65200  SH         DEFINED  1,4,5                      65200
Tanger Factory Outlet Centers, Inc.  COM         875465106     31671    780266  SH         DEFINED  1,4,5      258484         521782
Tanger Factory Outlet Centers, Inc.  COM         875465106      1404     34581  SH         OTHER    1,2,4,5     34581
Tanger Factory Outlet Centers, Inc.  COM         875465106       560     13800  SH         OTHER    1,3,4,5     13800
Taubman Centers, Inc.                COM         876664103    101071   1846044  SH         DEFINED  1,4,5      683748        1162296
Taubman Centers, Inc.                COM         876664103      3327     60764  SH         OTHER    1,2,4,5     60764
Taubman Centers, Inc.                COM         876664103      1528     27900  SH         OTHER    1,3,4,5     27900
Universal Health Realty Income       COM SH BEN  91359E105      2260     63600  SH         DEFINED  1,4,5                      63600
U-Store-It Trust                     COM         91274F104      2912    220600  SH         DEFINED  1,4,5                     220600
Ventas Inc.                          COM         92276F100     98464   2378369  SH         DEFINED  1,4,5      800595        1577774
Ventas Inc.                          COM         92276F100      3235     78135  SH         OTHER    1,2,4,5     78135
Ventas Inc.                          COM         92276F100      1490     36000  SH         OTHER    1,3,4,5     36000
Vornado Realty Trust                 COM SH BEN  929042109    267015   2441840  SH         DEFINED  1,4,5      858637        1583203
Vornado Realty Trust                 COM SH BEN  929042109      8780     80291  SH         OTHER    1,2,4,5     80291
Vornado Realty Trust                 COM SH BEN  929042109      4046     37000  SH         OTHER    1,3,4,5     37000

REPORT SUMMARY                         131 DATA RECORDS      4374462           5     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED